Business, Basis of Presentation, Going Concern and Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Derivative Liabilities		$ 19,406	$ 12,567
Total		19,406	12,567
Level 1 [Member]
Liabilities
Derivative Liabilities
Total
Level 2 [Member]
Liabilities
Derivative Liabilities
Total
Level 3 [Member]
Liabilities
Derivative Liabilities		19,406	12,567
Total		$ 19,406	$ 12,567